UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23352

FlowStone Opportunity Fund

(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001

(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FlowStone Opportunity Fund

Semi-Annual Report

For the Six-Months Ended September 30, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, www.flowstonepartners.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you elect, or have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically, by calling the Fund, c/o UMB Fund Services, at 1-888-799-0799 or by sending an email to flowstone@umb.com, or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund, c/o UMB Fund Services, by telephone at 1-888-799-0799 or by email to flowstone@umb.com. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

FlowStone Opportunity Fund

Table of Contents

Investor Letter	2
Schedule of Investments	3-4
Statement of Assets, Liabilities and Shareholders’ Capital	5
Statement of Operations	6
Statements of Changes in Shareholders’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to the Financial Statements	10-16
Other Information	17
Privacy Notice	18-19

FlowStone Opportunity Fund

Investor Letter
September 30, 2020 (Unaudited)

To All FlowStone Opportunity Fund investors:

We are very pleased to present you with the semi-annual report for the FlowStone Opportunity Fund, dated September 30, 2020. The Fund accepted $17.0 million in new subscriptions from April 1, 2020 through September 30, 2020. From Inception (August 30, 2019) through Q3 2020, the Fund has accepted $60.8 million in new subscriptions. The Fund’s Net Asset Value is $67.7 million, as of September 30, 2020. During the six month period ended September 30, 2020, the Fund Net Asset Value increased 9.68%. Since its August 30, 2019 inception, the Fund has generated a 15.6% total return for its investors. This performance is in line with our expectations. Additionally, we are satisfied with the diversification, lower correlation, and long-term valuation creation characteristics of the Fund’s private equity portfolio relative to the public equity markets.

Through Q3 2020, the Fund has completed six private equity transactions, the details of which can be found in the Quarterly Snapshot section of the Adviser’s website (www.flowstonepartners.com). Despite the limited transaction volume during the quarter resulting from the COVID-19 pandemic, the Adviser is pleased with quality, pricing, and pace of the Fund’s investment activity. We have seen an increase in transaction volume over the past several weeks, industry-wide. We believe that the stabilization of public equity markets supports the case for increased transaction volume as we enter 2021. As of September 30, 2020, the Fund has approximately $40 million of uninvested capital available to make secondary purchases and primary commitments in the private equity market. The Adviser’s experience investing through multiple macro environments over the past 25 years suggests that the increase in deal volume combined with a retrenchment in the valuation of equity securities may create an attractive buying opportunity for the Fund.

Please don’t hesitate to contact us with any questions or concerns.

Sincerely,

Scott P. Conners, CFA
President
FlowStone Opportunity Fund

Past performance is not indicative of future results. Investment in this Fund may result in the loss of all principal amounts invested. Shares are not listed on any securities exchange and it is not anticipated that a secondary market for Shares will develop. Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Agreement and Declaration of Trust. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or shares of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to the Fund’s performance, such as offering proceeds, borrowings, and amounts from the Fund’s affiliates that are subject to repayment by investors.

This is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state or jurisdiction where such offer or sale is not permitted. You are advised to read the Prospectus carefully prior to investment.

Investments in the Fund may be made only by “Eligible Investors” defined as a “qualified client” within the meaning of Rule 205-3 under the Advisers Act and an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “Securities Act”).

This material represents the manager’s assessment of the Fund and market environment as of September 30, 2020 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Advisor undertakes no obligation to update the views expressed herein. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent.

The Fund’s principal underwriter is Foreside Financial Services, LLC.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2020 (Unaudited)

Investment Funds	Geographic Region	Redemptions Permitted*	Redemption Notice Period*	Investment Strategy	Cost	Fair Value	% of Shareholders’ Capital	Original Acquisition Date
Primary Investments
Apax X USD, L.P.(a)(b)	Guernsey	NA	NA	Leveraged Buyout	$18,904	$8,949	0.01%	3/3/2020
Liquid Stock I, L.P.(a)(b)	North America	NA	NA	Private Equity Fund	1,335,484	1,773,703	2.62%	8/30/2019
New Mountain Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	17,953	17,953	0.03%	4/8/2020
Total Primary Investments (Cost $1,372,341) (2.66%)**						1,800,605

Secondary Investments
AIC Credit Opportunities Partners Fund II, L.P.(b)	North America	NA	NA	Private Credit	6,772,625	6,557,170	9.68%	10/31/2019
Ampersand 2006, L.P.(b)(c)	North America	NA	NA	Venture	1,520,039	2,308,808	3.41%	12/31/2019
Canaan VII, L.P.(a)(b)	North America	NA	NA	Venture	432,808	965,937	1.43%	12/31/2019
Catterton Partners VI, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	936,991	1,385,906	2.05%	12/31/2019
Cortec Group Fund IV, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	27,307	43,572	0.06%	12/31/2019
Crosslink Ventures V, L.P.(a)(b)	North America	NA	NA	Venture	468,540	693,907	1.02%	1/1/2020
Dace Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	281,480	322,000	0.48%	12/31/2019
Draper Fisher Jurvetson Growth 2006, L.P. (a)(b)	North America	NA	NA	Leveraged Buyout	1,916,951	2,783,882	4.11%	12/31/2019
Emerald Partners V, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	6,272	22,000	0.03%	12/31/2019
EnerTech Capital Partners III, L.P.(a)(b)	North America	NA	NA	Venture	287,373	310,037	0.46%	12/31/2019
Fin Venture Capital I, L.P. (a)(b)	North America	NA	NA	Venture	1,883,931	3,319,261	4.90%	6/30/2020
Institutional Venture Partners XII, L.P.(a)(b)	North America	NA	NA	Venture	342,941	158,608	0.23%	12/31/2019
JK&B Capital V, L.P.(a)(b)(c)	North America	NA	NA	Venture	148,521	198,874	0.29%	12/31/2019
Parthenon Investors III, L.P.(a)(b)	North America	NA	NA	Leveraged Buyout	1,043,428	3,126,028	4.62%	12/31/2019
Point 406 Ventures I, L.P.(a)(b)	North America	NA	NA	Venture	1,888,475	2,445,217	3.61%	12/31/2019
Rembrandt Venture Partners Fund Two, L.P.(a)(b)	North America	NA	NA	Venture	908,144	998,468	1.47%	12/31/2019
Tudor Ventures III, L.P.(a)(b)	North America	NA	NA	Venture	83,402	89,107	0.13%	12/31/2019
Total Secondary Investments (Cost $18,949,228) (37.99%)**						25,728,782
Total Investment Funds (Cost $20,321,569) (40.65%)**						$27,529,387

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Schedule of Investments
September 30, 2020 (Unaudited) (Continued)

Money Market Fund	Fair Value
Short-Term Investment (60.39%)**
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio (Shares 40,906,916), 0.01% (d)	$40,906,916
Total Money Market Fund (Cost $40,906,916) (60.39%)**	$40,906,916

Total Investments (Cost $61,228,485) (101.04%)**	$68,436,303
Liabilities less other assets (-1.04%)**	(702,591)
Shareholders’ Capital - 100.00%**	$67,733,712

Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market.

*	Certain Investment Funds will distribute proceeds upon realization events and such proceeds are distributed at the discretion of the Investment Manager, as they become available.

**	As a percentage of total shareholders’ capital.

(a)	Non-income producing.

(b)	Investment Funds are issued in private placement transactions and as such are restricted as to resale per Rule 12-12-8 of Regulation S-X.

(c)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Assets, Liabilities and Shareholders’ Capital
September 30, 2020 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $20,321,569)	$27,529,387
Investments in Short-Term Investments, at fair value (cost $40,906,916)	40,906,916
Due from adviser	632,019
Dividends receivable	277
Total Assets	69,068,599

Liabilities
Investment Advisory fee payable	356,376
Professional fees payable	182,402
Administration & Accounting fees payable	100,381
Transfer Agent fees payable	37,419
Chief Compliance Officer & Chief Financial Officer fees payable	26,938
Trustees fees payable	87,220
Incentive fee payable	432,095
Other accrued expenses	112,056
Total Liabilities	1,334,887

Shareholders’ Capital	$67,733,712

Shareholders’ Capital
Paid-in Capital	$60,877,978
Total distributable earnings	6,855,734

Total Shareholders’ Capital	$67,733,712

Shares Outstanding	5,861,057

Net asset value per Share:	$11.56

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Operations
For the Six-Months Ended September 30, 2020 (Unaudited)

Income
Dividend income	$7,984
Other income	195,936
Total Income	203,920

Expenses
Incentive Fee (See Note 6)	432,095
Investment Advisory fee (See Note 6)	394,681
Professional fees	347,806
Offering costs (See Note 7)	127,835
Chief Compliance Officer & Chief Financial Officer fees	70,000
Administration & Accounting fees	54,631
Trustees’ fees	50,000
Transfer Agent fees	24,085
Other expenses	89,624
Total Expenses	1,590,757

Less Waivers (See Note 6):
Expense waiver	(422,411)
Investment Advisory fee waiver*	(128,183)
Total Waivers	(550,594)

Net Expenses	1,040,163

Net Investment Income (Loss)	(836,243)

Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments in Investment Funds
Realized gain from investments in Investment Funds	539,036
Net change in unrealized appreciation/depreciation on investments in Investment Funds	5,662,693
Total Net Realized Gain and Change in Unrealized Appreciation/Depreciation in Investment Funds	6,201,729

Net increase in Shareholders’ Capital from operations	$5,365,486

*	Investment Advisory Fee Waiver not subject to recoupment (See note 6).

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statements of Changes in Shareholders’ Capital

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Period Ended 3/31/2020*
Operations
Net investment income (loss)	$(836,243)	$(76,842)
Realized gain from investments in Investment Funds	539,036	21,807
Net change in unrealized appreciation/depreciation on investments in Investment Funds	5,662,693	1,540,319
Net increase in Shareholders’ Capital from operations	5,365,486	1,485,284

Distributions to shareholders
Distributions	(9,591)	—
Net decrease in Shareholders’ Capital from distributions	(9,591)	—

Shareholders’ Capital Transactions
Proceeds from sale of shares	17,001,828	43,781,114
Reinvestment of distributions	9,591	—
Increase in Shareholders’ Capital from capital transactions	17,011,419	43,781,114

Shareholders’ Capital
Beginning of period	45,366,398	100,000	**
End of period	$67,733,712	$45,366,398

Shares outstanding at beginning of period	4,304,938	10,000	**
Shares sold	1,556,119	4,294,938
Shares outstanding at end of period	5,861,057	4,304,938

*

Reflects operations form August 30, 2019 (commencement of operations) to March 31, 2020. Prior to the commencement of operations date, the Fund has been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	The initial Trustee purchased 10,000 shares at a NAV of $10.00 per share.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Statement of Cash Flows
For the Six Months Ended September 30, 2020 (Unaudited)

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$5,365,486
Adjustments to reconcile net increase in Shareholders’ Capital from operations to net cash used in operating activities:
Capital calls made to investment funds	(3,239,518)
Capital distributions received from Investment Funds	858,752
Net realized gain from investments in Investment Funds	(539,036)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(5,662,693)
Net cash paid for purchases, sales, and maturities of short-term investments	(13,974,875)
Changes in operating assets and liabilities:
(Increase) Decrease in deferred offering costs	127,835
(Increase) Decrease in dividends receivable	14,914
(Increase) Decrease in due from adviser	(422,410)
Increase (Decrease) in Shareholders’ Capital received in advance	(280,000)
Increase (Decrease) in investment advisory fees	176,460
Increase (Decrease) in administration & accounting fees payable	54,631
Increase (Decrease) in transfer agency fees payable	24,086
Increase (Decrease) in chief compliance officer & chief financial officer fees payable	12,833
Increase (Decrease) in professional fees payable	2,572
Increase (Decrease) in trustees’ fees payable	50,000
Increase (Decrease) in incentive fee payable	102,993
Increase (Decrease) in other accrued expenses	46,142
Net cash used in operating activities	(17,281,828)

Cash flows from financing activities
Proceeds from sale of shares	17,001,828
Reinvestment of distributions	9,591
Distributions	(9,591)
Net cash provided by financing activities	17,001,828

Net change in cash	(280,000)

Cash at beginning of period	280,000

Cash at End of Period	$0

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Financial Highlights

	Six Months Ended September 30, 2020 (Unaudited)	For the Period August 30, 2019 (Commencement of Operations) to March 31, 2020(1)
Net asset value per Share, beginning of period	$10.54	$10.00
Net increase in Shareholders’ Capital from operations:
Net investment loss*	(0.15)	(0.02)
Net realized gain and change in unrealized appreciation/depreciation	1.17	0.56
Net increase in Shareholders’ Capital from operations:	1.02	0.54
Distributions from net investment income	0.00 **	—
Total distributions	0.00 **	—

Net asset value per Share, end of period	$11.56	$10.54

Total Return (2) (3)	9.68%	5.40%

Ratios/Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$67,734	$45,366
Ratio of net investment income/(loss) to average Shareholders’ Capital (4)(8)	(1.99)%	0.35%
Ratio of gross expenses to average Shareholders’ Capital (4)(5)(8)	4.84%	5.65%
Ratio of net expenses to average Shareholders’ Capital (4)(6)(7)(8)	2.71%	2.82%
Portfolio Turnover (3)	0.00%	0.00%

*	Per share data is computed using the averages share method.

**	Amount represents less than $0.005 per share.

(1)	The net asset value per Share as of the beginning of the period, August 30, 2019 (Commencement of Operations) represents the initial net asset value per Share of $10.00.

(2)	Total Return based on net asset value per Share is the combination of changes in net asset value per Share and reinvested dividend income at net asset value per Share, if any.

(3)	Not annualized.

(4)	Annualized, except for incentive fees.

(5)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

(6)

The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to the Financial Statements.

(7)	The incentive fee of $432,095 and $329,102, respectively, is exclusive of the 1.95% expense cap.

(8)	The income and expense ratios do not reflect the Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds.

See accompanying Notes to the Financial Statements.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (Unaudited)

1. Organization

FlowStone Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on May 23, 2018 and commenced operations on August 30, 2019. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. FlowStone Partners, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the Fund’s investment adviser (the “Adviser”).

The Fund’s primary investment objective is to generate appropriate risk-adjusted long-term returns by investing in a diversified portfolio of private equity investments. The Fund’s investments are expected to consist primarily of: (i) secondary investments in private equity funds managed by third-party managers; (ii) primary investments in private equity funds managed by third-party managers; and (iii) direct co-investments in the equity and/or debt of operating companies.

The Board of Trustees (the “Board”) of the Fund has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

2. Summary of Significant Accounting Policies

The Fund is an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”).

A) Valuation of Investment - Pursuant to Fund’s valuation policies, the Board has delegated to the Adviser, the general responsibility for valuation of the investments subject to oversight by the Board. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material. In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by the Fund’s Valuation Committee, subject to Board approval. Investments in open-end investment companies are valued at their reported NAV per share.

B) Use of Estimates - The preparation of the financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

C) Income Recognition and Expenses — Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Expenses are subject to the Fund’s Expense Limitation Agreement (see Note 6).

D) Organizational and Offering Costs - Organizational expenses consist of costs incurred to establish the Fund and enable it to legally to do business. These expenses are paid by the Fund and charged to expenses as incurred. Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis.

3. Risk Associated with Investments in Investment Funds

A) Dependence on the Investment Fund Managers - Because the Fund invests in Investment Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Investment Fund Manager of each Investment Fund in direct proportion to the amount of Fund assets that are invested in each Investment Fund. The Fund’s net

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Investment Funds invest and the financial condition and prospects of issuers in which the Investment Funds invest. The success of the Fund depends upon the ability of the Investment Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Investment Funds or the Investment Fund Managers, or the terms of any such investments. In addition, the Investment Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Investment Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

B) Investment Funds Not Registered - The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the Investment Company Act. Many Investment Fund Managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Investment Funds managed by Investment Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act. The Investment Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in Investment Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

C) Maintenance of securities and other assets in the custody of a bank - The Investment Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Investment Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Investment Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Investment Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Investment Fund Manager to its own use. There can be no assurance that the Investment Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Investment Fund Managers will be protected.

D) Investment Funds are Generally Non-diversified - While there are no regulatory requirements that the investments of the Investment Funds be diversified, some Investment Funds may undertake to comply with certain investment concentration limits. Investment Funds may at certain times hold large positions in a relatively limited number of investments. Investment Funds may target or concentrate their investments in particular markets, sectors or industries. Those Investment Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Investment Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

E) Investment Funds’ Securities are Generally Illiquid - The securities of the Investment Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Investment Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Investment Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Investment Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

F) Investment Fund Operations Not Transparent - The Adviser does not control the investments or operations of the Investment Funds. An Investment Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Investment Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for an Investment Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

4. Capital Share Transactions

The offering of shares of beneficial interest in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended. The initial offering of Shares was made at the initial NAV per Share of $10.00 on August 30, 2019, and thereafter Shares are expected to be offered quarterly thereafter at the NAV per Share as of the date such Shares are purchased.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets beginning on or about the first day of the calendar quarter immediately following the first anniversary of commencement of operations, and thereafter quarterly on or about each January 1, April 1, July 1 and October 1. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

5. Fair Value Disclosures

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

●	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date

●	Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

●	Level 3 - Inputs that are unobservable

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Valuation Committee. The Valuation Committee considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. Private equity funds are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the GAAP fair value hierarchy. As of September 30, 2020, $27,529,387 was fair valued utilizing NAV as practical expedient.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$—	$—
Short-Term Investments	40,906,916	—	—	40,906,916
NAV as a practical expedient	—	—	—	27,529,387
Total	$40,906,916	$—	$—	$68,436,303

During the period ended September 30, 2020, the Fund did not have any transfers between any of the levels of the fair value hierarchy. The Fund records all transfers at the end of each reporting period.

6. Investment Management Fee and Other Expenses

A) Investment Advisory Fee - The Fund has entered into an investment management fee (the “Investment Management Fee”) with the Adviser. In consideration of services provided, the Fund pays the Adviser a quarterly Investment Management Fee equal to 1.25% on an annualized basis of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. In no event will the Investment Management Fee payable by the Fund exceed 1.75% as a percentage of the Fund’s net asset value. For purposes of determining the Investment Management Fee payable to the Adviser for any quarter, net asset value is calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Adviser for that quarter. The Adviser has agreed, from the commencement of operations until August 29, 2021, to contractually waive fees payable to it by the Fund on Fund assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. For the six months ended September 30, 2020, the Fund incurred $394,681 in investment management fees.

In addition, at the end of each calendar quarter of the Fund, the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the six months ended September 30, 2020, the Fund incurred $432,095 in incentive fees.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and the Incentive Fee) do not exceed 1.95% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of recoupment. The Expense Limitation Agreement also provides that, from the commencement of operations until the first anniversary of the commencement of operations (August 30, 2019), the Adviser agrees to waive fees payable to it by the Fund on assets held in cash or cash equivalents less the total amount of capital committed by the Fund and not yet drawn for investment. The Expense Limitation Agreement will continue until at least August 29, 2021, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

For the six months ended September 30, 2020, the Adviser waived fees in the amount of $550,594, of which $422,411 is subject to recoupment. At September 30, 2020, $916,035 is eligible for recoupment, of which $60,667 expires on September 30, 2022, $171,815 expires on December 31, 2022, $261,142 expires on March 31, 2023, $155,621 expires on June 30, 2023, and $266,790 expires on September 30, 2023. The waiver of $128,183 is not eligible for recoupment. Previously waived organizational fees of $141,500 are subject to recoupment and expire on August 29, 2022.

B) Administration, Accounting, and Transfer Agent Fees - Pursuant to an agreement between the Fund and UMB Fund Services (“Administrator”), the Administrator provides administration, fund accounting, and assists with compliance services to the Fund. The Fund pays the Administrator a basis point fee, subject to fee minimums, for various administration, fund accounting, investor accounting and taxation services, to the Fund as well as certain out of pocket expenses.

C) Distribution - Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional unaffiliated broker-dealers to assist in the distribution of Fund shares.

D) Chief Compliance Officer and Chief Financial Officer Fees - Foreside Fund Officer Services, LLC provides chief compliance officer and chief financial officer services to the Fund under a Fund CCO Agreement and a Fund CFO Agreement.

E) Custodian Fees - UMB Bank N.A. serves as the custodian for the Fund’s assets and is responsible for maintaining custody of the Fund’s cash.

7. Offering Costs

Offering costs include registration fees and fees regarding the preparation and printing of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized over twelve months on a straight-line basis. As of September 30,2020, $0 of offering costs remains as an unamortized deferred asset, while $127,835 has been expensed subject to the Fund’s Expense Limitation Agreement.

8. Federal Income Taxes

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted September 30 as its tax year end.

If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2020 for federal income tax purposes or in, the Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

time in the future. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2020, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$60,087,854
Gross Unrealized Appreciation	$8,515,457
Gross Unrealized Depreciation	(167,008)
Net Unrealized Appreciation/(Depreciation)	$8,348,449

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the tax year ended September 30, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

Increase (Decrease)
Paid-In Capital	Total Distributable Earnings
$(1,490,248)	$1,490,248

As of September 30, 2020 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	8,348,449
Total accumulated earnings/(deficit)	$8,348,449

The tax character of the distributions paid during the fiscal year ended September 30, 2020 and September 30, 2019 were as follows:

Distributions paid from:	2020	2019
Ordinary income	$9,591	$—
Net long term capital gains	—	—
Total distributions paid	$9,591	$—

9. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended September 30, 2020 were $3,239,518 and $0, respectively.

FlowStone Opportunity Fund

Notes to the Financial Statements
September 30, 2020 (continued)

10. Indemnification

Under the Fund’s organizational documents, its officers and Board of Trustees are indemnified against certain liabilities arising out of the performance of their services to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

11. Commitments

As of September 30, 2020, the Fund had outstanding investment commitments to Investment Funds totaling approximately $12,648,410.

12. Recent events impacting the securities markets

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancellations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty.

The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future, could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time. Health crises caused by the recent outbreak may heighten other preexisting political, social and economic risks in a country or region. Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs, and dramatically lower interest rates. Certain of those policy changes are being implemented or considered in response to the coronavirus outbreak. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s investment adviser rely, and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets. To the extent the Fund may overweight its investments in certain countries, companies, industries or market sectors, such position will increase the Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors. These conditions could result in the Fund’s inability to achieve its investment objectives, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund.

13. Subsequent Events

Effective October 1, 2020 there were subscriptions to the Fund in the amount of $19,895,000.

The Fund has evaluated subsequent events through the date the financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the financial statements.

FlowStone Opportunity Fund

Other Information
September 30, 2020 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-799-0799 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov.

Tax Information

For the tax year ended September 30, 2020, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as qualified dividend income.

For the tax year ended September 30, 2020, 0% of the dividends to be paid from net investment income, including short-term capital gains from the Fund (if any), are designated as dividends received deduction available to corporate shareholders.

For the tax year ended September 30, 2020, the Fund designates $229 as long-term capital gain distributions.

FlowStone Opportunity Fund

Privacy Notice
September 30, 2020 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES FLOWSTONE OPPORTUNITY FUND (“FLOWSTONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and name

● Address, phone number and e-mail address

● Transactions and account balances

When you are no longer our customer, we may continue to share your information as described in this notice.

How?

All financial companies need to share personal information to run their everyday business. In the section below, we list the reasons financial companies can share their personal information; the reasons we choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does FlowStone share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	No
For non-affiliates to market to you	No	No

Questions?	Call 1-888-799-0799 or go to www.flowstonepartners.com

FlowStone Opportunity Fund

Privacy Notice
September 30, 2020 (Unaudited) (continued)

Who We Are
Who is providing this notice?	FlowStone Opportunity Fund (“FlowStone”)
What We Do
How does FlowStone protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured fi les and buildings.

We restrict access to information about you to those employees we determine need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards to protect this information.

We continuously assess new technology for protecting information and upgrade our systems where appropriate.

How does FlowStone collect my personal information?	We collect your personal information, for example, when you establish your investment or give us contact information.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes — information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
For Other Important Information
For helpful information about identity theft, visit the Federal Trade Commission’s (FTC) consumer website at www.ftc.gov/idtheft.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FlowStone Opportunity Fund

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Conners
Scott Conners, President
(Principal Executive Officer)

Date	December 4, 2020

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Chief Financial Officer, Treasurer
(Principal Financial Officer)

Date	December 4, 2020

*	Print the name and title of each signing officer under his or her signature.